Form N-PX

                     Annual Report of Proxy Voting Record of

                          Robeco-Sage Triton Fund, LLC




                  Investment Company Act File Number: 811-21472

                                   Registrant
                          Robeco-Sage Triton Fund, LLC
                          909 Third Avenue, 28th Floor
                                  NY, NY 10022
                                 (212) 908-9660

                                Agent for Service
                                  Nathan Peters
                          909 Third Avenue, 28th Floor
                                  NY, NY 10022

                        Date of Fiscal Year End: March 31
             Date of Reporting Period: July 1, 2004 to June 30, 2005


Robeco-Sage Triton Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                  Robeco-Sage Triton Fund, LLC

                  By:  /s/ Nathan Peters
                        Chief Financial Officer

                  Date: August 30, 2005